JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 83.0%
Aerospace & Defense — 1.8%
General Dynamics Corp.	152	34,639
Raytheon Technologies Corp.	442	43,251
Textron, Inc.	297	20,990
		98,880
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	379	73,478
Banks — 0.8%
US Bancorp	1,236	44,576
Beverages — 3.4%
Coca-Cola Co. (The)	1,228	76,203
Constellation Brands, Inc., Class A	89	20,215
Keurig Dr Pepper, Inc.	142	5,002
Monster Beverage Corp. *	122	6,579
PepsiCo, Inc.	421	76,699
		184,698
Biotechnology — 3.7%
AbbVie, Inc.	532	84,870
Biogen, Inc. *	24	6,721
Regeneron Pharmaceuticals, Inc. *	65	53,103
Vertex Pharmaceuticals, Inc. *	176	55,404
		200,098
Broadline Retail — 1.3%
Amazon.com, Inc. *	697	71,944
Building Products — 1.3%
Trane Technologies plc	383	70,392
Capital Markets — 2.8%
CME Group, Inc.	370	70,873
Intercontinental Exchange, Inc.	245	25,577
LPL Financial Holdings, Inc.	19	3,699
Raymond James Financial, Inc.	164	15,306
S&P Global, Inc.	100	34,461
		149,916
Chemicals — 3.1%
Air Products and Chemicals, Inc.	177	50,879
Dow, Inc.	248	13,603
Linde plc	170	60,561
LyondellBasell Industries NV, Class A	170	15,921
PPG Industries, Inc.	186	24,793
		165,757
Communications Equipment — 0.1%
Motorola Solutions, Inc.	16	4,589
Consumer Finance — 0.8%
American Express Co.	250	41,256

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	122	60,597
Containers & Packaging — 0.2%
Avery Dennison Corp.	62	11,126
Electric Utilities — 2.0%
NextEra Energy, Inc.	729	56,215
Xcel Energy, Inc.	759	51,198
		107,413
Electrical Equipment — 1.1%
Eaton Corp. plc	353	60,558
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc. *	209	33,707
Entertainment — 0.0% ^
Netflix, Inc. *	7	2,369
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B *	110	33,784
FleetCor Technologies, Inc. *	121	25,584
Jack Henry & Associates, Inc.	293	44,161
Mastercard, Inc., Class A	210	76,364
Visa, Inc., Class A	329	74,131
		254,024
Food Products — 2.2%
Archer-Daniels-Midland Co.	106	8,462
Hershey Co. (The)	314	79,894
Mondelez International, Inc., Class A	408	28,447
		116,803
Ground Transportation — 2.5%
CSX Corp.	628	18,797
Norfolk Southern Corp.	173	36,569
Old Dominion Freight Line, Inc.	137	46,784
Union Pacific Corp.	161	32,427
		134,577
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp. *	338	16,886
Health Care Providers & Services — 2.5%
Centene Corp. *	174	11,012
Elevance Health, Inc.	59	27,415
Humana, Inc.	46	22,172
UnitedHealth Group, Inc.	150	70,800
		131,399
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc. *	3	7,090
Chipotle Mexican Grill, Inc. *	30	51,225
Domino's Pizza, Inc.	23	7,797

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	93	25,978
Yum! Brands, Inc.	501	66,131
		158,221
Household Products — 3.6%
Colgate-Palmolive Co.	919	69,096
Kimberly-Clark Corp.	400	53,678
Procter & Gamble Co. (The)	468	69,592
		192,366
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	352	67,349
Industrial REITs — 0.7%
Prologis, Inc.	303	37,848
Insurance — 2.9%
Aon plc, Class A	25	7,907
Progressive Corp. (The)	589	84,332
Travelers Cos., Inc. (The)	385	65,969
		158,208
Interactive Media & Services — 1.8%
Alphabet, Inc., Class A *	708	73,389
Meta Platforms, Inc., Class A *	119	25,263
		98,652
IT Services — 2.0%
Accenture plc, Class A	253	72,348
Cognizant Technology Solutions Corp., Class A	504	30,684
VeriSign, Inc. *	11	2,358
		105,390
Life Sciences Tools & Services — 1.5%
Danaher Corp.	53	13,317
Thermo Fisher Scientific, Inc.	120	69,198
		82,515
Machinery — 1.7%
Deere & Co.	65	26,920
Dover Corp.	295	44,766
Otis Worldwide Corp.	224	18,883
		90,569
Media — 1.7%
Charter Communications, Inc., Class A *	50	18,121
Comcast Corp., Class A	1,906	72,246
		90,367
Multi-Utilities — 3.7%
Ameren Corp.	395	34,158
CMS Energy Corp.	398	24,448

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
Dominion Energy, Inc.	266	14,881
DTE Energy Co.	46	5,035
Public Service Enterprise Group, Inc.	1,104	68,910
Sempra Energy	193	29,111
WEC Energy Group, Inc.	256	24,286
		200,829
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	171	27,819
ConocoPhillips	344	34,130
EOG Resources, Inc.	248	28,471
Exxon Mobil Corp.	283	30,996
		121,416
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	1,045	72,475
Eli Lilly & Co.	167	57,316
Johnson & Johnson	175	27,094
Merck & Co., Inc.	374	39,783
		196,668
Professional Services — 0.6%
Automatic Data Processing, Inc.	73	16,405
Booz Allen Hamilton Holding Corp.	101	9,340
Leidos Holdings, Inc.	59	5,414
		31,159
Residential REITs — 0.7%
Sun Communities, Inc.	155	21,810
UDR, Inc.	358	14,703
		36,513
Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	250	49,190
ASML Holding NV (Registered), NYRS (Netherlands)	43	29,505
NXP Semiconductors NV (China)	243	45,389
Texas Instruments, Inc.	398	73,936
		198,020
Software — 4.7%
Adobe, Inc. *	185	71,259
Cadence Design Systems, Inc. *	88	18,522
Intuit, Inc.	157	69,744
Microsoft Corp.	264	76,229
Synopsys, Inc. *	43	16,655
		252,409

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 1.7%
Equinix, Inc.	54	38,569
SBA Communications Corp.	192	50,156
		88,725
Specialty Retail — 2.7%
AutoZone, Inc. *	17	42,433
Lowe's Cos., Inc.	330	66,005
O'Reilly Automotive, Inc. *	30	24,964
Ulta Beauty, Inc. *	23	12,620
		146,022
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	55	9,123
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	103	12,629
Tobacco — 0.7%
Altria Group, Inc.	356	15,874
Philip Morris International, Inc.	202	19,633
		35,507
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	89	12,962
Total Common Stocks (Cost $4,210,703)		4,458,510
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 14.2%
Barclays Bank plc, ELN, 54.45%, 4/10/2023, (linked to S&P 500 Index) (United Kingdom) (a)	13	49,904
Barclays Bank plc, ELN, 60.70%, 4/11/2023, (linked to S&P 500 Index) (United Kingdom) (a)	13	49,174
Barclays Bank plc, ELN, 72.35%, 4/18/2023, (linked to S&P 500 Index) (United Kingdom) (a)	13	47,164
BNP Paribas, ELN, 52.65%, 5/8/2023, (linked to S&P 500 Index) (a)	14	53,884
BNP Paribas, ELN, 55.95%, 4/14/2023, (linked to S&P 500 Index) (a)	12	49,511
BNP Paribas, ELN, 59.18%, 4/28/2023, (linked to S&P 500 Index) (a)	13	52,168
BofA Finance LLC, ELN, 55.90%, 5/1/2023, (linked to S&P 500 Index) (a)	14	51,429
BofA Finance LLC, ELN, 60.03%, 4/12/2023, (linked to S&P 500 Index) (a)	12	49,939
BofA Finance LLC, ELN, 67.06%, 4/21/2023, (linked to S&P 500 Index) (a)	13	50,265
GS Finance Corp., ELN, 56.95%, 5/5/2023, (linked to S&P 500 Index) (a)	14	52,729
GS Finance Corp., ELN, 66.85%, 5/2/2023, (linked to S&P 500 Index) (a)	14	52,518
Royal Bank of Canada, ELN, 53.81%, 5/9/2023, (linked to S&P 500 Index) (Canada) (a)	14	54,137
Royal Bank of Canada, ELN, 58.61%, 4/17/2023, (linked to S&P 500 Index) (Canada) (a)	12	49,457
Royal Bank of Canada, ELN, 61.86%, 4/25/2023, (linked to S&P 500 Index) (Canada) (a)	13	51,296
Royal Bank of Canada, ELN, 68.12%, 4/24/2023, (linked to S&P 500 Index) (Canada) (a)	14	49,591
Total Equity-Linked Notes (Cost $786,978)		763,166

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $66,716)	66,691	66,711
Total Investments — 98.5% (Cost $5,064,397)		5,288,387
Other Assets Less Liabilities — 1.5%		80,672
NET ASSETS — 100.0%		5,369,059

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	350	06/16/2023	USD	72,376	1,238

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,458,510	$—	$—	$4,458,510
Equity Linked Notes	—	763,166	—	763,166

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$66,711	$—	$—	$66,711
Total Investments in Securities	$4,525,221	$763,166	$—	$5,288,387
Appreciation in Other Financial Instruments
Futures Contracts	$1,238	$—	$—	$1,238
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$80,017	$3,321,280	$3,334,602	$24	$(8)	$66,711	66,691	$1,991	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	—	40,000	40,004	4	—	—	—	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	—	33,350	33,350	—	—	—	—	32	—
Total	$80,017	$3,394,630	$3,407,956	$28	$(8)	$66,711		$2,023	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.